CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	34,538,226		34,568,689
Ordinary shares, shares outstanding	31,977,665		34,136,627
Treasury stock, common, shares	2,560,561		1,755,803
Allowance for credit loss | ¥	¥ 8,875,133		¥ 13,845,960